Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
2027	$ 68,300
Total future minimum lease payments	68,300
Less: imputed interest	1,185
Present value of lease liabilities	$ 67,115	$ 104,129